SIGNIFICANT RISKS AND UNCERTAINTIES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
SIGNIFICANT RISKS AND UNCERTAINTIES
Cash and cash equivalents denominated in foreign currency	$ 2,410	$ 7,879